Bank Borrowings - Schedule of Maturities of Bank Borrowings (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Maturities of Bank Borrowings
Not later than 1 year	$ 23,372,000	$ 31,155,000
Between 1 to 3 years	6,426,000	3,192,000
Between 3 to 4 years	8,033,000	2,872,000
Between 4 to 5 years	12,049,000	6,384,000
Later than 5 years	32,926,000	35,741,000
Total	82,806,000	79,344,000
Unutilized bank borrowing facilities	$ 60,549,000	$ 68,069,000